Expense Example, No Redemption {- Franklin North Carolina Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin North Carolina Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 124
3 Years	387
5 Years	670
10 Years	$ 1,477